Long-term debt - Schedule of Long-term Debt (Detail)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CAD ($)	Jun. 30, 2023 CLP ($)	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Long-term debt	$ 8,083,147,000			$ 7,512,017,000
Less: current portion	(513,803,000)			(423,274,000)
Long-term debt, excluding current portion	7,569,344,000			7,088,743,000
Senior Unsecured Notes
Debt Instrument [Line Items]
Long-term debt	$ 1,663,373,000			1,656,451,000
Senior Unsecured Notes | U.S. Dollar Senior Unsecured Notes (Green Equity Units)
Debt Instrument [Line Items]
Weighted average coupon	1.18%	1.18%	1.18%
Par value	$ 1,150,000,000
Long-term debt	$ 1,143,856,000			1,142,814,000
Senior Unsecured Notes | Senior unsecured notes
Debt Instrument [Line Items]
Weighted average coupon	3.38%	3.38%	3.38%
Par value	$ 1,490,000,000
Long-term debt	$ 1,481,682,000			1,496,101,000
Senior Unsecured Notes | Senior unsecured utility notes
Debt Instrument [Line Items]
Weighted average coupon	6.34%	6.34%	6.34%
Par value	$ 142,000,000
Long-term debt	$ 153,435,000			154,271,000
Senior Unsecured Notes | Senior secured utility bonds
Debt Instrument [Line Items]
Weighted average coupon	4.71%	4.71%	4.71%
Par value	$ 556,203,000
Long-term debt	$ 552,479,000			554,822,000
Senior Unsecured Notes | Canadian dollar Senior unsecured notes
Debt Instrument [Line Items]
Weighted average coupon	3.68%	3.68%	3.68%
Par value		$ 1,200,000,000
Long-term debt	$ 903,360,000			882,899,000
Senior Unsecured Notes | Senior secured project notes
Debt Instrument [Line Items]
Weighted average coupon	10.21%	10.21%	10.21%
Par value		$ 18,512,000
Long-term debt	$ 13,982,000			15,024,000
Senior Unsecured Notes | Senior unsecured utility bonds
Debt Instrument [Line Items]
Weighted average coupon	3.98%	3.98%	3.98%
Par value			$ 1,579,000
Long-term debt	$ 81,532,000			77,206,000
Senior Unsecured Notes | Senior Unsecured Debt
Debt Instrument [Line Items]
Long-term debt	$ 6,419,774,000			5,855,566,000
Senior Unsecured Notes | 5.25%, U.S. Dollar Subordinated Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon	5.25%	5.25%	5.25%
Par value		$ 400,000,000
Long-term debt	$ 298,033,000			291,238,000
Senior Unsecured Notes | 5.56%, U.S. Dollar Subordinated Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon	5.56%	5.56%	5.56%
Par value	$ 1,387,500,000
Long-term debt	1,365,340,000			1,365,213,000
Revolving Credit Facility | Senior Unsecured Notes | Senior unsecured revolving credit facilities
Debt Instrument [Line Items]
Long-term debt	801,929,000			351,786,000
Revolving Credit Facility | Senior Unsecured Notes | Senior unsecured bank credit facilities and delayed draw term facility
Debt Instrument [Line Items]
Long-term debt	788,906,000			773,643,000
Revolving Credit Facility | Senior Unsecured Notes | Commercial paper
Debt Instrument [Line Items]
Long-term debt	$ 498,613,000			$ 407,000,000